Subsequent Event (Details Textual) - USD ($)		1 Months Ended
	Apr. 08, 2020	May 27, 2020	Jul. 02, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event (Textual)
Common shares, par value				$ 0.01	$ 0.01
Subsequent Event [Member]
Subsequent Event (Textual)
Sale of aggregate shares		21,500,000
Common shares, par value		$ 0.01
Per share price		$ 0.80
Proceeds received			$ 17,200,000
Instrument transfer, Description	Golden Bull Limited entered into an Instrument of Transfer with Mr. Ching Yeh to acquire his 100% of the ownership interest (10,000 shares) in Xmax Chain Limited for HKD 10,000 (HKD 1.00 per one share).